Leases (Tables)	6 Months Ended
Jun. 30, 2019
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Movement in right of use of lease assets and liabilities

The movements in the six months ended 30 June 2019 were as follows:

Right-of-use assets:

	Land and buildings	Plant and machinery	Total
	£m	£m	£m
1 January 2019	1,862.5	32.6	1,895.1
Additions	109.6	9.4	119.0
Disposals	(20.3)	(0.2)	(20.5)
Depreciation of right-of-use assets	(158.5)	(9.9)	(168.4)
30 June 2019	1,793.3	31.9	1,825.2

Lease liabilities:

	Land and buildings	Plant and machinery	Total
	£m	£m	£m
1 January 2019	2,294.4	31.8	2,326.2
Additions	136.7	7.9	144.6
Interest expense related to lease liabilities	51.1	0.6	51.7
Disposals	(21.0)	(0.3)	(21.3)
Repayment of lease liabilities (including interest)	(148.4)	(7.1)	(155.5)
30 June 2019	2,312.8	32.9	2,345.7

Summary of Lease Expense charged to operating profit and amounts charged to finance costs

The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

Six months ended 30 June 2019
£m
Depreciation of right-of-use assets
Land and buildings	(158.5)
Plant and machinery	(9.9)
Short-term lease expense	(56.9)
Low-value lease expense	(1.7)
Variable lease expense	(41.2)
Sublease income	9.9
Charge to operating profit	(258.3)
Interest expense related to lease liabilities	(51.7)
Charge to profit before taxation for leases	(310.0)

Disclosure of Maturity analysis of Operating Lease payments

The maturity of lease liabilities at 30 June 2019 were as follows:

30 June 2019
£m
Period ending 31 December
2019	217.1
2020	414.3
2021	357.9
2022	313.0
2023	267.1
2024	217.2
Later years	1,452.9
3,239.5
Effect of discounting	(893.8)
Lease liability at 30 June 2019	2,345.7
Short-term lease liability	388.4
Long-term lease liability	1,957.3